Investment Objectives and Goals	Dec. 29, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MSTR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MSTR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE MSTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE MSTR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of MSTR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NFLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG NFLX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NFLX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE NFLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE NFLX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of NFLX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.